Management of financial risks and financial instruments - Additional information (Details) £ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
XP Holdings
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 96,830		$ 83,991
XP Advisors Inc
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 12,322		$ 8,803
XP Holdings UK Ltd
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk | £		£ 16,511		£ 12,861